UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               February 6, 2012
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           91

Form 13F Information Table Value Total:  $    456031
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                               December 31, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      436   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     6466  6780000 PRN      SOLE                                    6720000
Nuvasive Conv Sr Notes         CONV             670704AC9     6710  9160000 PRN      SOLE                                    9020000
WebMD Health Conv Sr Notes     CONV             94770VAE2     4181  4490000 PRN      SOLE                                    4240000
Wright Medical Conv Sr Notes   CONV             98235TAA5      493   560000 PRN      SOLE                                     560000
ACI Worldwide                  COM              004498101     3941   137600 SH       SOLE                                     137600
Abaxis                         COM              002567105     3199   115600 SH       SOLE                                     115600
Accuray                        COM              004397105      102    24142 SH       SOLE                                      24142
Acxiom                         COM              005125109     2643   216500 SH       SOLE                                     216500
Adobe Systems                  COM              00724F101      989    35000 SH       SOLE                                      35000
Albany Molecular Research      COM              012423109     1581   539550 SH       SOLE                                     539550
Allscripts                     COM              01988P108     9767   515680 SH       SOLE                                     505280
AngioDynamics                  COM              03475V101     1114    75200 SH       SOLE                                      75200
Ansys                          COM              03662Q105     4836    84432 SH       SOLE                                      81982
Arbitron                       COM              03875Q108      413    12000 SH       SOLE                                      12000
ArthroCare                     COM              043136100     8143   257046 SH       SOLE                                     253086
Atwood Oceanics                COM              050095108      438    11000 SH       SOLE                                      11000
Avid Technology                COM              05367P100      912   106950 SH       SOLE                                     106950
Bio Reference Labs             COM              09057G602     5337   328020 SH       SOLE                                     326520
Blackbaud                      COM              09227Q100      565    20385 SH       SOLE                                      20385
Brady                          COM              104674106     2039    64600 SH       SOLE                                      64600
CRA International              COM              12618T105      978    49300 SH       SOLE                                      49300
Cardinal Health                COM              14149Y108     1218    30000 SH       SOLE                                      30000
Celgene                        COM              151020104     2563    37915 SH       SOLE                                      37915
Cepheid                        COM              15670R107      754    21900 SH       SOLE                                      19000
Cerner                         COM              156782104     1868    30490 SH       SOLE                                      30490
Charles River Labs             COM              159864107     4110   150400 SH       SOLE                                     150400
Chevron                        COM              166764100      426     4000 SH       SOLE                                       4000
CitiGroup                      COM              172967424      488    18535 SH       SOLE                                      18535
Cognex                         COM              192422103    16957   473785 SH       SOLE                                     468685
Computer Programs & Systems    COM              205306103     3760    73575 SH       SOLE                                      73025
Digital River                  COM              25388b104     1078    71750 SH       SOLE                                      71750
Dolby Laboratories             COM              25659T107     2075    68000 SH       SOLE                                      68000
FactSet Research System        COM              303075105    11273   129160 SH       SOLE                                     127960
Forrester Research             COM              346563109    11832   348602 SH       SOLE                                     345638
Forward Air                    COM              349853101     1847    57625 SH       SOLE                                      57625
Franklin Electric              COM              353514102     1065    24460 SH       SOLE                                      21960
Fuel-Tech                      COM              359523107      796   121025 SH       SOLE                                     121025
Furiex Pharmaceuticals         COM              36106P101      854    51132 SH       SOLE                                      50732
Gen-Probe                      COM              36866T103    14594   246855 SH       SOLE                                     243325
Gentex                         COM              371901109     7448   251705 SH       SOLE                                     244225
HMS Holdings                   COM              40425J101     3062    95745 SH       SOLE                                      91665
Haemonetics                    COM              405024100    19272   314802 SH       SOLE                                     310372
Healthcare Services Grp        COM              421906108     3455   195315 SH       SOLE                                     188115
Healthways                     COM              422245100     2278   332125 SH       SOLE                                     332125
Hologic                        COM              436440101    11664   666136 SH       SOLE                                     651533
Huron Consulting Grp           COM              447462102     4835   124800 SH       SOLE                                     120954
ICON PLC ADR                   COM              45103T107    12539   732835 SH       SOLE                                     732835
IDEXX Laboratories             COM              45168D104    19031   247286 SH       SOLE                                     245188
IPC Hospitalist                COM              44984A105      771    16865 SH       SOLE                                      14320
ITRON                          COM              465741106     5993   167550 SH       SOLE                                     167550
Illumina                       COM              452327109     3865   126800 SH       SOLE                                     123450
Integra Lifesciences           COM              457985208     1295    42000 SH       SOLE                                      42000
Jack Henry & Associates        COM              426281101     9862   293410 SH       SOLE                                     289810
KV Pharmaceutical Cl A         COM              482740206      422   301625 SH       SOLE                                     301625
Kaydon                         COM              486587108     5676   186100 SH       SOLE                                     186100
LKQ                            COM              501889208    12970   431172 SH       SOLE                                     420114
Linear Tech                    COM              535678106      923    30720 SH       SOLE                                      30720
M*Modal                        COM              58506K102      794    82500 SH       SOLE                                      82500
Manhattan Associates           COM              562750109    18853   465725 SH       SOLE                                     459721
Medicis Pharmaceutical         COM              584690309    12910   388260 SH       SOLE                                     388260
Meridian Bioscience            COM              589584101     1809    96000 SH       SOLE                                      96000
Merit Medical Systems          COM              589889104     4582   342475 SH       SOLE                                     342475
Micros Systems                 COM              594901100     4489    96365 SH       SOLE                                      93225
Morningstar                    COM              617700109     6604   111085 SH       SOLE                                     110585
National Instruments           COM              636518102      937    36100 SH       SOLE                                      36100
NeuStar                        COM              64126x201     1452    42500 SH       SOLE                                      42500
Newfield Exploration           COM              651290108      223     5900 SH       SOLE                                       5650
Nice Systems                   COM              653656108     1485    43100 SH       SOLE                                      43100
NuVasive                       COM              670704105      213    16950 SH       SOLE                                      16950
O'Reilly Automotive            COM              67103H107     9200   115073 SH       SOLE                                     113227
Orthofix                       COM              N6748L102     3516    99800 SH       SOLE                                      99800
Pengrowth Energy Tr            COM              706902509      182    17300 SH       SOLE                                      17300
Quaker Chemical                COM              747316107     2750    70700 SH       SOLE                                      70700
Quality Systems                COM              747582104     3034    82020 SH       SOLE                                      79100
ResMed                         COM              761152107    12886   507325 SH       SOLE                                     500025
SAIC                           COM              78390x101      160    13000 SH       SOLE                                      13000
SEI Investments                COM              784117103     8682   500400 SH       SOLE                                     500400
SM Energy                      COM              78454L100      453     6200 SH       SOLE                                       6200
Sanmina-SCI                    COM              800907206      559    60000 SH       SOLE                                      60000
Sanofi-Aventis SA              COM              80105N113      183   152420 SH       SOLE                                     152420
Skyworks Solutions             COM              83088M102     1163    71680 SH       SOLE                                      66680
Sourcefire                     COM              83616T108     2479    76550 SH       SOLE                                      76550
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
Tekelec                        COM              879101103      721    66000 SH       SOLE                                      66000
Trimble Navigation             COM              896239100     6171   142200 SH       SOLE                                     139100
Valeant Pharmaceuticals Int'l  COM              91911k102    67155  1438315 SH       SOLE                                    1432968
Verint Systems                 COM              92343x100     1896    68850 SH       SOLE                                      68850
Wright Medical                 COM              98235T107      899    54512 SH       SOLE                                      53516
Zebra Technologies             COM              989207105    11344   317050 SH       SOLE                                     314150
Liquidia Technologies Series A PFD                              48    30580 SH       SOLE                                      30580